Income tax and deferred tax (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income (loss) for the year before taxes	$ 193,278	$ 396,720	$ (17,879)
Applicable tax rate	35.00%	35.00%	35.00%
Result for the year at the tax rate	$ (67,647)	$ (138,852)	$ 6,258
Gain (loss) on net monetary position	317,133	215,432	115,221
Adjustment effect on tax inflation	(172,748)	(280,902)	(148,709)
Non-taxable income	(98)	(81)	(146)
Difference between provision and tax return	2,210	(930)	1,241
Income tax expense	$ 78,850	$ (205,333)	$ (26,135)